3. Fair Value Measurements (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 2 [Member]
Beginning Balance	$ 4,345,979	$ 344,383
Total unrealized (gains) or losses included in net income or (loss)	(376,930)	4,422,103
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	$ (1,062,011)	(420,507)
Release of contingent value right
Reclassification to equity resulting from the warrant exchange agreement
Ending Balance	$ 2,907,038	4,345,979
Fair Value, Inputs, Level 2 [Member] | Debentures
Beginning Balance		10,207
Total unrealized (gains) or losses included in net income or (loss)		120,343
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants		$ (130,550)
Release of contingent value right
Reclassification to equity resulting from the warrant exchange agreement
Ending Balance
Fair Value, Inputs, Level 2 [Member] | Class B Preferred Stock
Beginning Balance	$ 794,633	$ 24,277
Total unrealized (gains) or losses included in net income or (loss)	21,079	777,865
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	$ (815,712)	(7,509)
Release of contingent value right
Reclassification to equity resulting from the warrant exchange agreement
Ending Balance		794,633
Fair Value, Inputs, Level 2 [Member] | Promissory Notes
Beginning Balance	$ 225,897	85,824
Total unrealized (gains) or losses included in net income or (loss)	12,722	422,521
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	$ (236,430)	(282,448)
Release of contingent value right
Reclassification to equity resulting from the warrant exchange agreement
Ending Balance	$ 2,189	225,897
Fair Value, Inputs, Level 2 [Member] | Series D Preferred Stock
Beginning Balance	3,325,449	224,075
Total unrealized (gains) or losses included in net income or (loss)	(410,731)	$ 3,101,374
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	$ (9,869)
Release of contingent value right
Reclassification to equity resulting from the warrant exchange agreement
Ending Balance	$ 2,904,849	$ 3,325,449
Fair Value, Inputs, Level 3 [Member] | Class C Preferred Stock [Member]
Beginning Balance	6,305,260	382,610
Total unrealized (gains) or losses included in net income or (loss)	(3,036,281)	$ 5,922,650
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	$ (17,884)
Release of contingent value right
Reclassification to equity resulting from the warrant exchange agreement	$ (2,618,049)
Ending Balance	$ 633,046	$ 6,305,260
Fair Value, Inputs, Level 3 [Member] | Derivative Liability Contingent Value Right [Member]
Beginning Balance
Total unrealized (gains) or losses included in net income or (loss)	$ (231,384)
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants
Release of contingent value right	$ 231,384
Reclassification to equity resulting from the warrant exchange agreement
Ending Balance
Grand Total Fair Value Measurements Using Both Level 2 and Level 3 Inputs
Beginning Balance	$ 10,651,239	$ 726,993
Total unrealized (gains) or losses included in net income or (loss)	(3,644,594)	10,344,753
Reclassification to equity resulting from exercise of Common Stock Purchase Warrants	(1,079,895)	(420,507)
Release of contingent value right	231,384
Reclassification to equity resulting from the warrant exchange agreement	(2,618,049)
Ending Balance	$ 3,540,084	$ 10,651,239